UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law
GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	Last day of February

Date of reporting period:	August 31, 2016

Item #1. Reports to Stockholders.

INDEX	DGHM All-Cap Value Fund;
DGHM V2000 SmallCap Value Fund; DGHM MicroCap Value Fund

* For the six months ended August 31, 2016
** For the period June 1, 2016 (inception date) to August 31, 2016
(unaudited)

Semi-Annual Report
DGHM FUNDS

DGHM All-Cap Value Fund*

DGHM V2000 SmallCap Value Fund*

DGHM MicroCap Value Fund**

Table of Contents
August 31, 2016

DGHM ALL-CAP VALUE FUND
Portfolio Holdings by Sector
As of August 31, 2016 (unaudited)

DGHM ALL-CAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	98.69%

	COMPUTER/SOFTWARE	6.44%
5,567	Check Point Software Technologies Ltd.*		$427,211
18,586	Cisco Systems, Inc.		584,344

			1,011,555

	DIVERSIFIED FINANCIAL SERVICES	16.05%
10,438	CIT Group Inc.		384,954
11,687	Invesco Limited		364,517
8,988	JPMorgan Chase & Co.		606,690
4,181	PNC Financial Service Group, Inc.		376,708
38,514	Regions Financial Corp.		383,984
9,162	SunTrust Banks, Inc.		403,769

			2,520,622

	FOOD DISTRIBUTOR	2.51%
8,636	United Natural Foods, Inc.*		393,802

	HEALTHCARE	9.23%
8,570	Abbott Laboratories		360,111
6,985	Parexel International Corp.*		475,189
17,656	Pfizer Inc.		614,429

			1,449,729

	INSURANCE	8.54%
5,550	American International Group, Inc.		332,056
6,255	Prudential Financial, Inc.		496,522
4,290	RenaissanceRe Holdings Ltd.		513,513

			1,342,091

	INTEGRATED UTILITIES	16.84%
11,709	Halliburton Co.		503,605
6,480	Oceaneering International, Inc.		171,850
6,162	PDC Energy Inc.*		409,157
9,384	Public Service Enterprise Group Inc.		401,260
24,546	QEP Resources Inc.		468,829
12,768	Suncor Energy, Inc.		346,140
5,745	WEC Energy Group, Inc.		344,011

			2,644,852

DGHM ALL-CAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MEDIA	4.88%
4,315	Omnicom Group Inc.		$371,651
5,044	Time Warner Inc.		395,500

			767,151

	MISCELLANEOUS MANUFACTURING	13.26%
6,871	Analog Devices, Inc.		429,850
5,343	Eastman Chemical Co.		362,736
6,880	General Mills, Inc.		487,242
18,608	P. H. Glatfelter Co.		412,539
6,355	Regal-Beloit Corp.		389,752

			2,082,119

	PROFESSIONAL SERVICE	2.44%
7,392	Fluor Corp.		383,645

	REAL ESTATE INVESTMENT TRUST	5.76%
4,088	Alexandria Real Estate Equities, Inc.		450,048
11,039	Liberty Property Trust		455,138

			905,186

	RETAIL	4.01%
6,643	Bed Bath & Beyond, Inc.		308,036
5,485	Dick’s Sporting Goods, Inc.		321,421

			629,457

	TELECOMMUNICATIONS	3.32%
12,749	AT&T, Inc.		521,179

	TRANSPORTATION	5.41%
5,380	Thor Industries, Inc.		436,587
4,334	Union Pacifica Corp.		414,027

			850,614

	TOTAL COMMON STOCKS	98.69%
	(Cost: $12,589,425)		15,502,002

DGHM ALL-CAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	2.74%
	Wells Fargo Advantage Treasury Plus Money
429,954	Market Fund 0.1%**
	(Cost: $429,954)		$429,954

	TOTAL INVESTMENTS	101.43%
	(Cost: $13,019,379)		15,931,956
	Liabilities in excess of other assets	(1.43%)	(224,395)

	NET ASSETS	100.00%	$15,707,561

*	Non-income producing
**	Effective 7 day yield as of August 31, 2016

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
Portfolio Holdings by Sector
As of August 31, 2016 (unaudited)

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	98.44%

	BANKS	16.68%
38,483	Associated Banc-Corp.		$763,503
16,444	Capital Bank Financial Corp Class A		514,862
17,983	Community Trust Bancorp, Inc.		662,853
43,195	First Midwest Bancorp, Inc.		845,326
55,402	Fulton Financial Corp.		801,113
23,326	Hancock Holding Co.		761,127
58,594	Old National Bancorp		829,691
41,817	Provident Financial Services		901,993
26,730	Sandy Spring Bancorp, Inc.		842,797
16,431	WesBanco, Inc.		537,787

			7,461,052

	COMMERCIAL SERVICES	3.80%
35,225	Korn/Ferry International		839,764
23,066	ServiceMaster Global Holdings, Inc.*		860,592

			1,700,356

	COMPUTERS/SOFTWARE/DATA	5.52%
29,608	AVG Technologies NV*		736,055
22,556	NetScout Systems, Inc.*		667,206
8,395	Pegasystems, Inc.		216,171
19,864	PTC, Inc.*		847,597

			2,467,029

	DIVERSIFIED REAL ESTATE INVESTMENTS	9.21%
78,147	Brandywine Realty Trust		1,260,511
63,103	Cousins Properties, Inc.		695,395
55,059	Hersha Hospitality Trust		1,075,853
37,606	Kite Realty Group		1,086,061

			4,117,820

	FINANCE	2.65%
64,087	Colony Capital, Inc. Class A		1,183,687

	HEALTHCARE	6.36%
8,301	Analogic Corp.		738,789
37,226	Merit Medical Systems, Inc.*		902,358
10,287	Parexel International Corp.*		699,825
76,510	Syneron Medical Ltd.*		501,906

			2,842,878

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INSURANCE	6.54%
18,223	Employers Holdings, Inc.		$555,255
12,925	First American Financial Corp.		556,938
15,737	Horace Mann Educators Corp.		575,187
51,141	Radian Group, Inc.		701,143
12,441	United Fire Group, Inc.		537,576

			2,926,099

	INVESTMENT SERVICES	2.81%
57,020	Kennedy-Wilson Holdings, Inc.		1,257,861

	MEDIA	1.06%
63,292	Entravision Communications Class A		475,956

	MISCELLANEOUS MANUFACTURING	16.64%
11,920	Clearwater Paper Corp.		739,874
19,548	Continental Building Products, Inc.*		434,161
30,619	Dean Foods Co.		526,953
11,760	EMCOR Group, Inc.		673,378
28,637	Global Brass & Copper Holdings, Inc.		803,841
8,832	IPG Photonics Corp.*		768,207
7,869	Kaiser Aluminum Corp.		670,675
21,534	Mueller Industries, Inc.		744,215
8,897	Nutraceutical International Corp.*		225,361
28,309	Orion Engineered Carbons SA		509,279
58,903	Steelcase, Inc.		880,011
22,072	Teradyne, Inc.		464,836

			7,440,791

	OIL & GAS SERVICES	5.21%
27,662	Patterson-UTI Energy, Inc.		539,132
104,142	Precision Drilling Corp.		429,065
12,486	Vectren Corp.		610,690
62,764	WPX Energy, Inc.*		753,168

			2,332,055

	PROFESSIONAL SERVICES	1.79%
36,740	TrueBlue, Inc.*		802,769

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	RETAIL	6.96%
32,492	American Eagle Outfitters, Inc.		$602,402
6,559	Deckers Outdoor Corp.*		428,631
7,652	Dick’s Sporting Goods, Inc.		448,407
23,759	GameStop Corp.		674,518
5,072	Genesco, Inc.*		368,430
11,624	Weis Markets, Inc.		592,127

			3,114,515

	TECHNOLOGY	1.26%
28,139	Integrated Device Technology, Inc.*		565,312

	TRANSPORTATION	5.09%
23,962	Knight Transportation, Inc.		673,332
10,579	Old Dominion Freight Line, Inc.*		752,484
10,465	Thor Industries, Inc.		849,235

			2,275,051

	UTILITIES	6.86%
14,683	Avista Corp.		596,423
19,332	California Water Service Group		589,433
22,267	Great Plains Energy, Inc.		604,772
8,459	PDC Energy, Inc.*		561,678
27,811	Quanta Services, Inc.*		715,577

			3,067,883

	TOTAL COMMON STOCKS	98.44%
	(Cost: $40,180,701)		44,031,114

DGHM V2000 SMALLCAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	2.39%
	Wells Fargo Advantage Treasury Plus
1,066,879	Money Market Fund 0.1%**
	(Cost: $1,066,879)		$1,066,879

	TOTAL INVESTMENTS
	(Cost: $41,247,580)	100.83%	45,097,993
	Liabilities in excess of other assets	(0.83%)	(369,016)

	NET ASSETS	100.00%	$44,728,977

*	Non-income producing
**	Effective 7 day yield as of August 31, 2016

See Notes to Financial Statements

DGHM MICROCAP VALUE FUND
Portfolio Holdings by Sector
As of August 31, 2016 (unaudited)

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	93.46%

	BANKS	18.19%
16,160	BankFinancial Corp.		$199,414
37,640	Cascade Bancorp*		226,593
18,759	Charter Financial Corp.		246,681
10,959	Chicopee Bancorp Inc.		201,974
12,254	CoBiz Financial, Inc.		160,895
11,483	First Bancorp		230,234
10,706	First Community Bancshares, Inc.		256,623
14,471	Heritage Commerce Corp.		166,272
2,700	HomeTrust Bancshares, Inc.*		51,624
12,953	MainSource Financial Group, Inc.		312,556
7,104	National Bankshares, Inc.		254,892
7,737	Northrim BanCorp, Inc.		198,841
11,289	Pacific Continental Corp.		186,268
39,551	Park Sterling Corp.		335,392
8,132	Sandy Spring Bancorp, Inc.		256,402
14,629	Southwest Bancorp, Inc.		286,436

			3,571,097

	CAPITAL GOODS	9.22%
15,637	Continental Building Products, Inc.*		347,298
9,844	Hurco Companies, Inc.		265,886
32,900	Huttig Building Products, Inc.*		213,850
24,115	Luxfer Holdings PLC		284,798
8,071	Preformed Line Products Co.		353,994
31,454	Transcat, Inc.*		343,792

			1,809,618

	COMMERCIAL & PROFESSIONAL SERVICES	5.26%
30,301	CBIZ, Inc.*		342,704
6,804	ICF International, Inc.*		284,747
16,180	SP Plus Corp.*		404,500

			1,031,951

	CONSUMER DURABLES & APPAREL	6.02%
3,522	Cavco Industries, Inc.*		368,296
32,571	Crown Crafts, Inc.		326,361
25,915	WCI Communities, Inc.*		487,720

			1,182,377

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	CONSUMER SERVICES	4.76%
17,632	Ark Restaurants Corp.		$395,309
14,203	Collectors Universe, Inc.		271,845
11,350	The Marcus Corp.		267,860

			935,014

	DIVERSIFIED FINANCIALS	4.27%
25,361	Marlin Business Services Corp.		476,787
27,251	Resource Capital Corp.		361,621

			838,408

	ENERGY	6.32%
64,242	Abraxas Petroleum Corp.*		89,939
235,725	Gastar Exploration, Inc.*		219,224
49,800	Newpark Resources, Inc.*		351,588
29,880	Ring Energy, Inc.*		296,410
41,606	Tesco Corp.		283,337

			1,240,498

	HEALTHCARE EQUIPMENT & SERVICES	4.97%
30,192	Cutera, Inc.*		329,093
7,312	LHC Group, Inc.*		260,015
22,703	Trinity Biotech PLC-Spon ADR*		304,674
1,288	U.S. Physical Therapy, Inc.		81,208

			974,990

	HOUSEHOLD & PERSONAL PRODUCTS	3.01%
23,310	Nutraceutical International Corp.*		590,442

	FINANCIALS	4.41%
10,206	EMC Insurance Group, Inc.		284,237
10,023	Employers Holdings, Inc.		305,401
6,042	Stewart Information Services Corp.		276,603

			866,241

	MATERIALS	6.05%
6,022	Cashe Corp.		387,636
10,008	Handy & Marman Ltd.*		223,679
4,286	Neenah Paper, Inc.		344,723
3,597	United States Lime & Minerals, Inc.		230,676

			1,186,714

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	REAL ESTATE	7.21%
8,881	Agree Realty Corp.		$426,199
70,818	Felcor Lodging Trust, Inc.		503,516
24,962	Ramco-Gershenson Properties Trust		485,012

			1,414,727

	RETAIL	0.83%
4,752	The Cato Corp.		162,899

	SEMICONDUCTORS	3.68%
22,328	IXYS Corp.		259,451
22,833	Kulicke and Soffa Industries, Inc.*		279,248
10,847	SolarEdge Technologies, Inc.*		184,616

			723,315

	SOFTWARE & SERVICES	3.22%
23,399	American Software, Inc.		243,584
32,254	NCI, Inc.		388,983

			632,567

	TRANSPORTATION	1.56%
14,158	Marten Transport, Ltd.		305,388

	UTILITIES	4.48%
8,727	Artesian Resources Corp. Class A		239,731
10,693	California Water Service Group		326,030
13,398	RGC Resources, Inc.		312,977

			878,738

	TOTAL COMMON STOCKS	93.46%
	(Cost: $17,494,430)		18,344,984

DGHM MICROCAP VALUE FUND
Schedule of Investments
As of August 31, 2016 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	14.94%
	Wells Fargo Advantage Treasury Plus
2,933,058	Money Market Fund 0.1%**
	(Cost: $2,933,058)		2,933,058

	TOTAL INVESTMENTS
	(Cost: $20,427,488)	108.40%	21,278,042
	Liablities in excess of other assets	(8.40%)	(1,648,713)

	NET ASSETS	100.00%	$19,629,329

*	Non-income producing
**	Effective 7 day yield as of August 31, 2016
ADR	Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

DGHM FUNDS
Statements of Assets & Liabilities
August 31, 2016 (unaudited)

	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund	DGHM MicroCap Value Fund

ASSETS
Investments at value (identified cost of $13,019,379, $41,247,580 and $20,427,488 respectively) (Note 1)	$15,931,956	$45,097,993	$21,278,042
Receivable for investments sold	172,654	—	84,223
Receivable for capital stock sold	35,008	30,615	—
Dividends and interest receivable	33,840	40,720	7,414
Prepaid expenses	31,320	23,913	5,851

TOTAL ASSETS	16,204,778	45,193,241	21,375,530

LIABILITIES
Payable for capital stock purchased	—	4,904	3
Payable for securities purchased	484,834	432,702	1,734,274
Accrued investment advisory fees	—	21,627	6,737
Accrued 12b-1 fees	—	124	10
Accrued administration, transfer agent and accounting fees	702	3,455	2,394
Accrued professional fees	7,551	—	—
Accrued custody fees	1,351	—	1,063
Other accrued expenses	2,779	1,452	1,720

TOTAL LIABILITIES	497,217	464,264	1,746,201

NET ASSETS	$15,707,561	$44,728,977	$19,629,329

Net Assets Consist of:
Paid-in-capital applicable to 1,880,596 and 3,748,210 and 1,854,904 no par value shares of beneficial interest outstanding, respectively, unlimited shares authorized	$11,877,253	$41,530,244	$18,662,214
Accumulated undistributed net investment income (loss)	279,721	188,775	26,938
Accumulated net realized gain (loss) on investments	638,010	(840,455)	89,623
Net unrealized appreciation (depreciation) of investments	2,912,577	3,850,413	850,554

Net Assets	$15,707,561	$44,728,977	$19,629,329

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class
($9,000,265/ 1,064,075 shares outstanding and $515,518/ 45,924 shares outstanding and $44,397/ 4,195 shares outstanding, respectively)	$8.46	$11.23	$10.58

Class C(a)
($2,477,933 / 319,227 shares outstanding)	$7.76	N/A	N/A

Institutional Class
($4,229,363 / 497,294 shares outstanding and $44,213,459/ 3,702,286 shares outstanding and, $19,584,932/ 1,850,709 shares outstanding, respectively)	$8.51	$11.94	$10.58

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

16

DGHM FUNDS
Statements of Operations
August 31, 2016 (unaudited)

	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund	DGHM MicroCap Value Fund

	For the six months ended August 31, 2016	For the six months ended August 31, 2016	For the period June 1, 2016* to August 31, 2016

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $1,452, $1,052 and $-, respectively)	$202,671	$325,809	$77,946
Interest	244	1,329	510

Total investment income	202,915	327,138	78,456

EXPENSES
Investment advisory fees (Note 2)	54,089	132,770	43,280
12b-1 fees (Note 2)
Investor Class	12,485	391	11
Class C	12,716	—	—
Recordkeeping and administrative services (Note 2)	8,321	11,380	3,781
Accounting fees (Note 2)	7,562	8,504	3,781
Custodian fees	5,872	6,177	2,533
Transfer agent fees (Note 2)
Investor Class	3,879	388	3
Class C	1,325	—	—
Institutional Class	1,674	8,944	3,218
Professional fees	16,693	16,604	4,411
Filing and registration fees	9,568	9,379	2,773
Trustee fees	2,010	1,843	792
Compliance fees	4,214	7,115	1,842
Shareholder servicing and reports
Investor Class	10,836	472	3
Class C	1,420	—	—
Institutional Class	2,492	8,233	4,248
Other	8,231	8,090	4,411

Total expenses	163,387	220,290	75,087
Advisory fee waivers and reimbursed expenses (Note 2)	(35,692)	(56,991)	(23,569)

Net Expenses	127,695	163,299	51,518

Net investment income (loss)	75,220	163,839	26,938

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,305,412	(151,485)	89,623
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	1,680,738	4,694,685	850,554

Net realized and unrealized gain (loss)
on investments	2,986,150	4,543,200	940,177

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,061,370	$4,707,039	$967,115

* Inception date

See Notes to Financial Statements

17

DGHM FUNDS
Statements of Changes in Net Assets

	DGHM All-Cap Value Fund

	For the six months ended August 31, 2016 (unaudited)	For the year ended February 29, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$75,220	$204,501
Net realized gain (loss) on investments	1,305,412	7,655,114
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,680,738	(13,365,958)

Increase (decrease) in net assets from operations	3,061,370	(5,506,343)

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Investor Class	—	(4,539,770)
Class C	—	(1,135,543)
Institutional Class	—	(3,127,162)

Decrease in net assets from distributions	—	(8,802,475)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	589,977	1,121,074
Class C	32,857	28,232
Institutional Class	880,366	937,356
Distributions reinvested
Investor Class	—	3,927,566
Class C	—	1,077,565
Institutional Class	—	3,060,021
Shares redeemed
Investor Class	(3,651,540)	(11,318,379)
Class C	(737,026)	(2,359,578)
Institutional Class	(4,736,022)	(15,814,737)

Increase (decrease) in net assets from capital stock transactions	(7,621,388)	(19,340,880)

NET ASSETS
Increase (decrease) during period	(4,560,018)	(33,649,698)
Beginning of period	20,267,579	53,917,277

End of period (including accumulated net investment income (loss) of $279,72, and $204,501, respectively)	$15,707,561	$20,267,579

See Notes to Financial Statements

18

DGHM FUNDS
Statements of Changes in Net Assets (Continued)

	DGHM V2000 SmallCapValue Fund		DGHM MicroCap Value Fund

	For the six months ended August 31, 2016 (unaudited)	For the year ended February 29, 2016	For the period June 1, 2016* to August 31, 2016 (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$163,839	$118,107	$26,938
Net realized gain (loss) on investments	(151,485)	(300,065)	89,623
Net increase (decrease) in unrealized appreciation (depreciation) of investments	4,694,685	(2,111,463)	850,554

Increase (decrease) in net assets from operations	4,707,039	(2,293,421)	967,115

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	—	—	—
Class C	—	—	—
Institutional Class	—	(89,245)	—

Decrease in net assets from distributions	—	(89,245)	—

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	303,507	26,000	43,957
Class C	—	—	—
Institutional Class	20,443,562	13,750,087	18,636,257
Distributions reinvested
Investor Class	—	—	—
Class C	—	—	—
Institutional Class	—	65,938	—
Shares redeemed
Investor Class	(63,103)	(129,089)	—
Class C	—	—	—
Institutional Class	(2,573,670)	(3,324,487)	(18,000)

Increase (decrease) in net assets from capital stock transactions	18,110,296	10,388,449	18,662,214

NET ASSETS
Increase (decrease) during period	22,817,335	8,005,783	19,629,329
Beginning of period	21,911,642	13,905,859	—

End of period (including accumulated net investment income (loss) of $188,775, $24,936, and $26,938 respectively)	$44,728,977	$21,911,642	$19,629,329

* Inception date

See Notes to Financial Statements

19

DGHM ALL-CAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Investor Class Shares

				Year ended February 28,

	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016	2015	2014	2013	Year ended February 29, 2012

Net asset value,
beginning of period	$7.13		$12.42	$13.64	$11.79	$11.13	$11.60

Investment activities
Net investment
income (loss)(A)	0.04		0.05	0.03	0.02	0.09	0.08
Net realized and
unrealized gain
(loss) on investments	1.29		(1.75)	1.20	3.21	0.84	(0.39)
Total from investment
activities	1.33		(1.70)	1.23	3.23	0.93	(0.31)

Distributions
Net investment income	—		—	(0.16)	—	(0.16)	(0.06)
Net realized gain	—		(3.59)	(2.29)	(1.38)	(0.11)	(0.10)
Total distributions	—		(3.59)	(2.45)	(1.38)	(0.27)	(0.16)
Net asset value,
end of period	$8.46		$7.13	$12.42	$13.64	$11.79	$11.13

Total Return	18.65	%**	(15.65%)	9.64%	27.91%	8.59%	(2.56%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.95	%*	1.71%	1.50%	1.60%	1.45%	1.30%
Expenses, net of
management fee waivers	1.53	%*	1.71%	1.50%	1.60%	1.45%	1.30%
Net investment
income (loss)	0.91	%*	0.46%	0.21%	0.17%	0.86%	0.74%
Portfolio turnover rate	23.20	%**	49.92%	37.91%	40.36%	60.57%	49.53%
Net assets, end of
period (000’s)	$9,000		$10,298	$23,787	$31,893	$30,165	$75,004

(A) Per share amounts calculated using the average number of shares outstanding.
* Annualized
** Not annualized

See Notes to Financial Statements

20

DGHM ALL-CAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

Class C Shares

Year ended February 28,

Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	2015	2014	2013	Year ended February 29, 2012

Net asset value,
beginning of period	$6.56	$11.82	$13.11	$11.47	$10.87	$11.36

Investment activities
Net investment
income (loss)(A)	0.01	(0.02)	(0.07)	(0.07)	0.01	—	(B)
Net realized and
unrealized gain
(loss) on investments	1.19	(1.65)	1.16	3.09	0.83	(0.39)

Total from investment
activities	1.20	(1.67)	1.09	3.02	0.84	(0.39)

Distributions
Net investment income	—	—	(0.09)	—	(0.13)	—
Net realized gain	—	(3.59)	(2.29)	(1.38)	(0.11)	(0.10)
Total distributions	—	(3.59)	(2.38)	(1.38)	(0.24)	(0.10)
Net asset value,
end of period	$7.76	$6.56	$11.82	$13.11	$11.47	$10.87

Total Return	18.29	%**	(16.24%)	8.91%	26.83%	7.88%	(3.37%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.62	%*	2.38%	2.21%	2.34%	2.20%	2.08%
Expenses, net of
management fee waivers	2.15	%*	2.38%	2.21%	2.34%	2.20%	2.08%
Net investment
income (loss)	0.29	%*	(0.21%)	(0.50%)	(0.57%)	0.12%	(0.04%)
Portfolio turnover rate	23.20	%**	49.92%	37.91%	40.36%	60.57%	49.53%
Net assets, end of
period (000’s)	$2,478	$2,740	$5,859	$5,606	$5,111	$4,832

(A) Per share amounts calculated using the average number of shares outstanding.
(B) Less than $0.01 per share
* Annualized
** Not annualized

See Notes to Financial Statements

21

DGHM ALL-CAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares

				Year ended February 28,

	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016	2015	2014	2013	Year ended February 29, 2012

Net asset value,
beginning of period	$7.15		$12.40	$13.62	$11.75	$ 11.13	$ 11.59

Investment activities
Net investment
income (loss)(A)	0.05		0.10	0.07	0.07	0.13	0.11
Net realized and
unrealized gain
(loss) on investments	1.31		(1.76)	1.20	3.18	0.85	(0.38)

Total from investment
activities	1.36		(1.66)	1.27	3.25	0.98	(0.27)

Distributions
Net investment income	—		—	(0.20)	—	(0.25)	(0.09)
Net realized gain	—		(3.59)	(2.29)	(1.38)	(0.11)	(0.10)
Total distributions	—		(3.59)	(2.49)	(1.38)	(0.36)	(0.19)
Net asset value,
end of period	$8.51		$7.15	$12.40	$ 13.62	$ 11.75	$11.13

Total Return	19.02	%**	(15.31%)	10.00%	28.18%	9.03%	(2.21%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.60	%*	1.30%	1.19%	1.27%	1.12%	1.01%
Expenses, net of
management fee waivers	1.17	%*	1.30%	1.19%	1.27%	1.12%	1.01%
Net investment
income (loss)	1.27	%*	0.87%	0.51%	0.50%	1.20%	1.03%
Portfolio turnover rate	23.20	%**	49.92%	37.91%	40.36%	60.57%	49.53%
Net assets, end of
period (000’s)	$4,229		$7,229	$24,271	$29,085	$26,509	$62,319

(A) Per share amounts calculated using the average number of shares outstanding.
* Annualized
** Not annualized

See Notes to Financial Statements

22

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

Investor Class Shares

Year ended February 28,

Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	2015	2014	2013	Year ended February 29, 2012

Net asset value,
beginning of period	$9.65	$10.80	$10.38	$8.65	$ 7.75	$12.92

Investment activities
Net investment
income (loss)(A)	0.03	0.03	—	(B)	0.03	0.12	(0.05)
Net realized and
unrealized gain
(loss) on investments	1.55	(1.18)	0.43	2.13	0.94	(0.74)

Total from investment
activities	1.58	(1.15)	0.43	2.16	1.06	(0.79)

Distributions
Net investment income	—	—	—	(0.32)	(0.04)	(0.48)
Net realized gains	—	—	(0.01)	(0.11)	(0.12)	(3.90)
Total distributions	—	—	(0.01)	(0.43)	(0.16)	(4.38)
Net asset value,
end of period	$11.23	$9.65	$10.80	$10.38	$ 8.65	$ 7.75

Total Return	16.37	%**	(10.65%)	4.14%	25.12%	13.77%	(3.43%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.02	%*	2.18%	2.28%	7.59%	21.40%	29.98%
Expenses, net of
legal and compliance fees
waivers before management
fee waivers	2.02	%*	2.18%	2.28%	6.77%	16.87%	29.98%
Expenses, net of all waivers	1.40	%*	1.40%	1.40%	1.53%	1.90%	1.90%
Net investment
income (loss)	0.57	%*	0.32%	0.03%	0.26%	1.45%	(0.40%)
Portfolio turnover rate	20.39	%**	38.37%	54.06%	41.45%	118.00%	58.38%
Net assets, end of
period (000’s)	$516	$225	$357	$318	$238	$75

(A) Per share amounts calculated using the average number of shares outstanding.
(B) Less than $0.01 per share.
* Annualized
** Not annualized

See Notes to Financial Statements

23

DGHM V2000 SMALLCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class Shares

				Year ended February 28,

	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016	2015	2014	2013	Year ended February 29, 2012

Net asset value,
beginning of period	$10.24		$11.48	$11.02	$8.88	$8.01	$13.01

Investment activities
Net investment
income (loss)(A)	0.06		0.08	0.05	0.08	0.14	(0.02)
Net realized and
unrealized gain
(loss) on investments	1.64		(1.27)	0.47	2.17	0.98	(0.75)

Total from investment
activities	1.70		(1.19)	0.52	2.25	1.12	(0.77)

Distributions
Net investment income			(0.05)	(0.05)	—	(0.13)	(0.33)
Net realized gains	—		—	(0.01)	(0.11)	(0.12)	(3.90)
Total distributions	—		(0.05)	(0.06)	(0.11)	(0.25)	(4.23)
Net asset value,
end of period	$11.94		$10.24	$11.48	$11.02	$8.88	$8.01

Total Return	16.60	%**	(10.38%)	4.75%	25.33%	14.08%	(3.34%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.32	%*	1.70%	1.68%	4.62%	19.45%	29.82%
Expenses, net of
legal and compliance fees
waivers before management
fee waivers	1.32	%*	1.70%	1.68%	3.80%	14.92%	29.82%
Expenses, net of all waivers	0.98	%*	0.98%	0.98%	1.01%	1.65%	1.65%
Net investment
income (loss)	0.99	%*	0.74%	0.45%	0.78%	1.70%	(0.15%)
Portfolio turnover rate	20.39	%**	38.37%	54.06%	41.45%	118.00%	58.38%
Net assets, end of
period (000’s)	$44,213		$21,687	$13,549	$7,265	$191	$351

(A) Per share amounts calculated using the average number of shares outstanding.
* Annualized
** Not annualized

See Notes to Financial Statements

24

DGHM MICROCAP VALUE FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Institutional Class

	Period June 1, 2016(B) to August 31, 2016 (unaudited)

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(A)	0.02
Net realized and unrealized gain (loss) on investments	0.56

Total from investment activities	0.58

Net asset value, end of period	$10.58

Total Return	5.80	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.73	%*
Expenses, net of management fee waivers	1.19	%*
Net investment income (loss)	0.62	%*
Portfolio turnover rate	9.29	%**
Net assets, end of period (000’s)	$19,584

(A) Per share amounts calculated using the average number of shares outstanding.
(B) Inception date
* Annualized
** Not annualized

See Notes to Financial Statements

25

DGHM MICROCAP VALUE FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Investor Class

	Period
	July 11, 2016(B) to
	August 31, 2016
	(unaudited)

Net asset value, beginning of period	$10.41

Investment activities
Net investment income (loss)(A)	—	(C)
Net realized and unrealized gain (loss) on investments	0.17

Total from investment activities	0.17

Net asset value, end of period	$10.58

Total Return	1.63	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.94	%*
Expenses, net of management fee waivers	1.50	%*
Net investment income (loss)	0.31	%*
Portfolio turnover rate	9.29	%**
Net assets, end of period (000’s)	$44

(A)	Per share amounts calculated using the average number of shares outstanding.
(B)	Inception date
(C)	Less than $0.01 per share
*	Annualized
**	Not Annualized

See Notes to Financial Statements
26

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited)

Note 1 – Organization and Significant Accounting Policies

The DGHM All-Cap Value Fund, the DGHM V2000 SmallCap Value Fund, and the DGHM MicroCap Value Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the DGHM All-Cap Value Fund (“All-Cap Fund”) and DGHM V2000 SmallCap Value Fund (“SmallCap Fund”) were reorganized from the DGHM Investment Trust into the World Funds Trust. The All-Cap Fund, SmallCap Fund and DGHM MicroCap Value Fund (“MicroCap Fund”) commenced operations on June 20, 2007, June 30, 2010 and June 1, 2016, respectively.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited) — (Continued)

used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

All-Cap Fund
Common Stocks	$15,502,002	$—	$—	$15,502,002
Short Term Investments	429,954	—	—	429,954

	$15,931,956	$—	$—	$15,931,956

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited) — (Continued)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

SmallCap Fund
Common Stocks	$44,031,114	$—	$—	$44,031,114
Short Term Investments	1,066,879	—	—	1,066,879

	$45,097,993	$—	$—	$45,097,993

MicroCap Fund
Common Stocks	$18,344,984	$—	$—	$18,344,984
Short Term Investments	2,933,058	—	—	2,933,058

	$21,278,042	$—	$—	$21,278,042

Refer to the Funds’ Schedules of Investments for listings of securities by security type and industry.

There were no transfers into or out of any levels during the six months ended August 31, 2016 for All-Cap Fund and SmallCap Fund and during the period of June 1, 2016* to August 31, 2016 for MicroCap Fund. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the six months ended August 31, 2016 for All-Cap Fund and SmallCap Fund and during the period June 1, 2016* to August 31, 2016 for MicroCap Fund.

Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited) — (Continued)

Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of August 31, 2016, there were no such reclassifications for the All-Cap Fund, the SmallCap Fund or the MicroCap Fund.

Class Net Asset Values and Expenses
The All-Cap Fund and the SmallCap Fund can each offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. The MicroCap Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1.00% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C Shares automatically convert into Investor Class Shares after seven years. As of August 31, 2016, there were no Class C Shares of the SmallCap Fund outstanding.

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited) — (Continued)

Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee on the average daily net assets of the Funds.

The Advisor received, waived and reimbursed expenses for the six months ended August 31, 2016 for All-Cap Fund and SmallCap Fund and June 1, 2016* to August 31, 2016 for MicroCap Fund as follows:

		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed

All-Cap	0.65%	$54,089	$35,692	$—
SmallCap	0.80%	132,770	56,991	—
MicroCap	1.00%	43,280	23,569	—

The Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable), to not more than 1.10%, 0.98% and 1.19% of the average daily net assets of the All-Cap Fund, the SmallCap Fund, and the MicroCap Fund, respectively, through June 30, 2017. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor may be entitled to reimbursement of fees waived and/or reimbursed within the three previous fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the respective Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited) — (Continued)

The total amount of recoverable reimbursements for the Funds as of August 31, 2016, and expiration dates were as follows:

Fund	Recoverable Reimbursements and Expiration Dates

	2017	2018	2019	2020	Total

All-Cap	$—	$—	$—	$35,692	$35,692
SmallCap	63,472	85,335	116,195	56,991	321,993
MicroCap	—	—	—	23,569	23,569

The Funds have adopted plans of distribution in accordance with Rule 12b-1 with regard to the Funds’ Investor Classes and Class C Shares under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Additionally, the Funds have adopted a shareholder servicing plan for their Institutional Class, Investor Class, and Class C shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. For the six months ended August 31, 2016 for All-Cap and SmallCap and June 1, 2016* to August 31, 2016 for MicroCap, the following fees under the Plans were incurred:

Fund	Class	Type of Plan	Fees Incurred

All-Cap	Investor	12b-1	$12,485
All-Cap	Investor	Shareholder servicing	7,491
All-Cap	C	12b-1	12,716
All-Cap	C	Shareholder servicing	127
All Cap	Institutional	Shareholder servicing	411
SmallCap	Investor	12b-1	391
SmallCap	Investor	Shareholder servicing	266
SmallCap	Institutional	Shareholder servicing	4,932
MicroCap	Investor	12b-1	11
MicroCap	Investor	Shareholder servicing	3
MicroCap	Institutional	Shareholder servicing	2,162

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited) — (Continued)

First Dominion Capital Corp. (the “FDCC”) acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the six months ended August 31, 2016, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1.00% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended August 31, 2016 FDCC received no CDSC fees.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended August 31, 2016 for All-Cap Fund and SmallCap Fund and June 1, 2016* to August 31, 2016 for MicroCap Fund, the following fees were earned:

		Transfer	Fund
Fund	Administration	Agent	Accounting

All-Cap Fund	$8,321	$6,878	$7,562
SmallCap Fund	11,380	9,332	8,504
MicroCap Fund	3,781	3,221	3,781

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 3 – Investments

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended August 31, 2016 for All-Cap Fund and SmallCap Fund and June 1, 2016* to August 31, 2016 for MicroCap Fund, were as follows:

Fund	Purchases	Sales

All-Cap	$3,829,943	$11,289,799
SmallCap	25,009,228	6,319,160
MicroCap	18,938,256	1,533,449

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited) — (Continued)

Note 4 – Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the six months ended August 31, 2016 for All-Cap Fund and SmallCap Fund and during the period June 1, 2016* to August 31, 2016 for MicroCap Fund and the year ended February 29, 2016 was as follows:

All-Cap Fund

	Six months ended	Year ended
	August 31, 2016 (unaudited)	February 29, 2016

Distributions paid from:
Capital gains	$—	$8,802,475

	$—	$8,802,475

SmallCap Fund

	Six months ended	Year ended
	August 31 , 2016 (unaudited)	February 29, 2016

Distributions paid from:
Ordinary income	$—	$ 89,245

	$—	$ 89,245

No distributions were made for MicroCap during the period of June 1, 2016* to August 31, 2016.

As of August 31, 2016, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	All-Cap	SmallCap	MicroCap
	Fund	Fund	Fund

Accumulated net investment income	$279,721	$188,775	$26,938
Accumulated net realized gain (loss)	638,010	(840,455)	89,623
Net unrealized appreciation (depreciation) on investments	2,912,577	3,850,413	850,554

Total	$3,830,308	$3,198,733	$967,115

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited) — (Continued)

As of February 29, 2016, the SmallCap Fund had a $345,147 capital loss carryforward that may be carried forward indefinitely and retains the character of short-term capital loss.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)

All-Cap	$13,019,379	$3,208,388	$(295,811)	$2,912,577
SmallCap	41,247,580	4,645,072	(794,659)	3,850,413
MicroCap	20,427,488	1,136,041	(285,487)	850,554

Note 5 – Capital Stock Transactions

Shares of beneficial interest transactions for the Funds were:

	All-Cap Fund

	Six months ended August 31, 2016 (unaudited)

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	74,720	$589,977	4,574	$32,857	110,451	$880,366
Shares reinvested	—	—	—	—	—	—
Shares redeemed	(454,973)	(3,651,540)	(102,852)	(737,026)	(623,933)	(4,736,022)

Net increase
(decrease)	(380,253)	$(3,061,563)	(98,278)	$(704,169)	(513,482)	$(3,855,656)

	All-Cap Fund

	Year ended February 29, 2016

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	103,172	$1,121,074	2,721	$28,232	79,641	$937,356
Shares reinvested	513,407	3,927,566	152,846	1,077,565	399,480	3,060,021
Shares redeemed	(1,087,507)	(11,318,379)	(233,902)	(2,359,578)	(1,425,854)	(15,814,737)

Net increase
(decrease)	(470,928)	$(6,269,739)	(78,335)	$(1,253,781)	(946,733)	$(11,817,360)

	SmallCap Fund

	Six months ended August 31, 2016 (unaudited)

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	28,480	$303,507	1,811,640	$20,443,562
Shares reinvested	—	—	—	—
Shares redeemed	(5,848)	(63,103)	(226,555)	(2,573,670)

Net increase
(decrease)	22,632	$240,404	1,585,085	$17,869,892

DGHM FUNDS
Notes to Financial Statements
August 31, 2016 (unaudited) — (Continued)

	SmallCap Fund

	Year ended February 29, 2016

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	2,567	$26,000	1,243,150	$13,750,087
Shares reinvested	—	—	6,038	65,938
Shares redeemed	(12,281)	(129,089)	(312,741)	(3,324,487)

Net increase
(decrease)	(9,714)	$(103,089)	936,447	$10,491,538

	MicroCap Fund

	Period June 1, 2016*		Period July 11, 2016*
	to August 31, 2016		to August 31, 2016
	(unaudited)		(unaudited)

	Institutional Class		Investor Class

	Shares	Amount	Shares	Amount

Shares sold	1,852,416	$18,636,257	4,195	$43,957
Shares reinvested	—	—	—	—
Shares redeemed	(1,707)	(18,000)	—	—

Net increase
(decrease)	1,850,709	$18,618,257	4,195	$43,957

Note 6 – Subsequent Events

 Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

* Inception date

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISORY AGREEMENT RENEWAL – DGHM V2000 SMALLCAP VALUE FUND AND DGHM ALL-CAP VALUE FUND

At a meeting held on April 21, 2016, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreements (collectively referred to herein as the “Advisory Agreements”) between Dalton, Greiner, Hartman, Maher & Co., LLC (“DGHM”) and the World Funds Trust (the “Trust”) with respect to each of the DGHM V2000 SmallCap Value Fund and the DGHM All-Cap Value Fund (each a “Fund” and collectively, the “DGHM Funds”).

Counsel referred the Board to the Board Materials, which included, among other things, a memorandum dated April 5, 2016 from Counsel addressing the duties of the Trustees regarding the renewal of the Advisory Agreements, a letter from Counsel to DGHM and DGHM’s responses to that letter, a copy of DGHM’s financial information, a fee comparison analysis for the DGHM Funds and comparable mutual funds, and the Advisory Agreements. Counsel also discussed the current expense limitation arrangements in place for the DGHM Funds. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by DGHM; (ii) the investment performance of the DGHM Funds; (iii)

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited) (Continued)

the costs of the services to be provided and profits to be realized by DGHM from the relationship with the DGHM Funds; (iv) the extent to which economies of scale would be realized if the DGHM Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the DGHM Funds’ investors; and (v) DGHM’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in DGHM’s presentation earlier in the Meeting such as information regarding the expense limitation agreement and the manner in which the DGHM Funds were managed. The Board requested and/or was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the DGHM Funds and their shareholders; (ii) quarterly assessments of the investment performance of the DGHM Funds; (iii) commentary on the reasons for the performance; (iv) presentations by DGHM management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the DGHM Funds; (v) compliance reports concerning the DGHM Funds and DGHM; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of DGHM; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about DGHM, including financial information, a description of personnel and the services provided to the DGHM Funds, information on investment advice, performance, summaries of expenses for the DGHM Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the DGHM Funds; (iii) the anticipated effect of size on the DGHM Funds’ performance and expenses; and (iv) benefits to be realized by DGHM from its relationship with the DGHM Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited) (Continued)

the continuation of the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by DGHM.
In this regard, the Board considered the responsibilities DGHM would have under the Advisory Agreements. The Board reviewed the services to be provided by DGHM to the DGHM Funds including, without limitation: DGHM’s procedures for formulating investment recommendations and assuring compliance with the DGHM Funds’ investment objectives and limitations; its coordination of services for the DGHM Funds among the DGHM Funds’ service providers; and the efforts to promote the DGHM Funds, grow their assets, and assist in the distribution of DGHM Fund shares. The Board also considered the extensive marketing efforts made by DGHM for the DGHM Funds. The Board considered: DGHM’s staffing, personnel, and methods of operation; the education and experience of DGHM’s personnel; and DGHM’s compliance program, policies, and procedures. After reviewing the foregoing and further information from DGHM (e.g., DGHM’s compliance programs), the Board concluded that the quality, extent, and nature of the services to be provided by DGHM were satisfactory and adequate for the DGHM Funds.

Investment performance of the DGHM Funds and DGHM.
The Trustees compared the performance of the DGHM Funds for the one-year period ending February 29, 2016 with the performance of the DGHM Funds’ respective benchmarks – the Russell 3000 Value Index for the DGHM All-Cap Value Fund and the Russell 2000 Value Index for the DGHM V2000 SmallCap Value Fund. The Trustees noted that the DGHM All-Cap Value Fund underperformed its benchmark for this period while the DGHM V2000 SmallCap Value Fund outperformed its benchmark for this period. The Trustees also considered the performance of the DGHM Funds for the last month, year-to-date, 1-year, 3-year, and 5-year periods with their respective peer groups. The Trustees noted that for the periods ended February 29, 2016, the DGHM All-Cap Value Fund closely tracked its category average for the very short term periods, but that it underperformed its category average for periods of one year and longer. The Trustees noted that the DGHM V2000 SmallCap Value Fund closely tracked its category average for all periods presented with slight outperformances of the category average for the 1-year and 3-year periods. The Trustees considered the explanations of DGHM’s management team for the performance of each of the DGHM Funds and determined those explanations to be acceptable. The Trustees

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited) (Continued)

also considered the DGHM Funds’ performance relative to other accounts managed by the DGHM which are managed in the same manner as the DGHM Funds. The Trustees noted that each DGHM Funds’ year-to-date performance was generally comparable to the performance of other accounts managed by DGHM. The Trustees considered DGHM’s management’s explanations for any dispersion and consider them to be appropriate and acceptable.

The costs of the services to be provided and profits to be realized by DGHM from the relationship with the DGHM Funds.
In considering the costs of the services to be provided and profits to be realized by DGHM and its affiliates from the relationship with the DGHM Funds, the Trustees considered DGHM’s staffing, personnel, and methods of operation; the financial condition of DGHM and the level of commitment to the DGHM Funds by DGHM and its principals; the asset levels of DGHM Funds; and the expenses of the DGHM Funds. The Trustees considered financial statements of DGHM and discussed the financial stability and productivity of the firm. The Trustees considered the profit analysis provided by DGHM with respect to the DGHM Funds and concluded that the profits to be derived by DGHM were acceptable. The Trustees considered the fees and expenses of the DGHM Funds and those of DGHM (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Trustees noted that with regard to the DGHM All-Cap Value Fund, its management fee was at the median range and slightly above the average range for its category. The Trustees further noted that the overall expenses for the DGHM All-Cap Value Fund were slightly higher than its category median and average. With regard to the DGHM V2000 SmallCap Value Fund, the Trustees noted that its management fee was on par with its category average and median and its overall expense ratio was lower than its category average and median. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to DGHM by the DGHM Funds were fair and reasonable.

The extent to which economies of scale would be realized as the DGHM Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the DGHM Funds’ investors.
In this regard, the Board considered the DGHM Funds’ fee arrangements with DGHM. The Trustees determined that although the management fee would stay

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited) (Continued)

the same as asset levels increased, the shareholders of the DGHM Funds would benefit from the expense limitation arrangement in place for the DGHM Funds. The Trustees also noted that the DGHM Funds would benefit from economies of scale under its agreements with some of its service providers other than DGHM. The Trustees also considered DGHM’s fees for separate accounts that are managed in a manner similar to the DGHM Funds. The Trustees noted that the DGHM Funds enjoyed lower fees at the lower asset levels than DGHM’s separate account clients but that the separate accounts could realize economies of scale for larger account sizes. The Trustees considered DGHM’s rationale for the differences in fee rates between the DGHM Funds and DGHM’s separate account clients and determined that rationale to be acceptable. Following further discussion of the DGHM Funds’ asset levels, expectations for growth, and levels of fees, the Board determined that the DGHM Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the DGHM Funds’ investors.

Possible conflicts of interest and benefits derived by DGHM.
In considering DGHM’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the DGHM Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the DGHM Funds and/or DGHM’s other accounts; and the substance and administration of DGHM’s code of ethics. The Trustees also considered benefits that DGHM derives from its relationship with the DGHM Funds, in addition to its fees. In this regard, the Trustees noted that DGHM receives ancillary benefits such as soft dollars, the ability to market additional products and services to shareholders of the DGHM Funds and increased market exposure. Based on the foregoing, the Board determined that DGHM’s standards and practices relating to the identification and mitigation of possible conflicts of interest and the benefits to be derived by DGHM were satisfactory and acceptable.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under each of the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve each of the Advisory Agreements for another one-year term.

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited) (Continued)

INVESTMENT ADVISORY AGREEMENT APPROVAL – DGHM MICROCAP VALUE FUND

At a meeting held on April 21, 2016, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (referred to herein as the “Advisory Agreement”) between Dalton, Greiner, Hartman, Maher & Co., LLC (“DGHM”) and the World Funds Trust (the “Trust”) with respect to the DGHM MicroCap Value Fund (the “MicroCap Fund”).

Counsel again referred the Board to the Board Materials, which included, among other things, a memorandum dated April 5, 2016 from Counsel addressing the duties of the Trustees regarding the renewal of the Advisory Agreement, a letter from Counsel to DGHM and DGHM’s responses to that letter, a copy of DGHM’s financial information, a fee comparison analysis for the MicroCap Fund and comparable mutual funds, and the Advisory Agreement. Counsel also discussed the proposed expense limitation arrangement for the MicroCap Fund. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreements, including the following material factors: (i) the anticipated nature, extent, and quality of the services to be provided by DGHM; (ii) the investment performance of the MicroCap Fund (and its anticipated predecessor in this case); (iii) the anticipated costs of the services to be provided and profits to be realized by DGHM from the relationship with the MicroCap Fund; (iv) the extent to which economies of scale would be realized if the MicroCap Fund grows and whether advisory fee levels reflect economies of scale for the benefit of the MicroCap Fund’s investors; and (v) DGHM’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings with respect to the DGHM Funds, as well as information specifically prepared and/or presented in connection with the approval process with respect to the MicroCap Fund, including information presented to the Board in DGHM’s presentation earlier in the Meeting such as information regarding the expense limitation agreement and the manner in which the MicroCap Fund would be managed. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited) (Continued)

MicroCap Fund and its shareholders; (ii) assessments of the investment performance of the predecessor to the MicroCap Fund; (iii) a presentation by DGHM management addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the MicroCap Fund; (iv) compliance reports concerning the DGHM Funds and DGHM, which they deemed to be relevant to the compliance culture in which the MicroCap Fund would be managed; (v) disclosure information contained in the registration statement of the Trust and the Form ADV of DGHM; and (vi) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about DGHM, including financial information, a description of personnel and the services to be provided to the MicroCap Fund, information on investment advice, performance, summaries of anticipated expenses for the MicroCap Fund (and its predecessor), compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the MicroCap Fund; (iii) the anticipated effect of size on the MicroCap Fund’s performance and expenses; and (iv) benefits to be realized by DGHM from its relationship with the Trust and the MicroCap Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by DGHM.
In this regard, the Board considered the responsibilities DGHM would have under the Advisory Agreement. The Board reviewed the services to be provided by DGHM to the MicroCap Fund including, without limitation: DGHM’s procedures for formulating investment recommendations and assuring compliance with the MicroCap Fund’s investment objectives and limitations; its coordination of services for the MicroCap Fund among the MicroCap Fund’s service providers; and the efforts to promote the MicroCap Fund, grow its assets, and assist in the distribution of MicroCap Fund shares. The Board considered that DGHM currently serves as investment adviser to two other series portfolios of the Trust and that it

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited) (Continued)

currently serves as the adviser to a limited partnership that is reorganized as the MicroCap Fund. The Board also considered the marketing efforts made by DGHM for the other series of the Trust that it currently manages and the proposed efforts for the MicroCap Fund. The Board considered: DGHM’s staffing, personnel, and methods of operation; the education and experience of DGHM’s personnel; and DGHM’s compliance program, policies, and procedures. After reviewing the foregoing and further information from DGHM (e.g., DGHM’s compliance programs), the Board concluded that the quality, extent, and nature of the services to be provided by DGHM were satisfactory and adequate for the MicroCap Fund.

Investment performance of the MicroCap Fund and DGHM.
The Trustees noted that the MicroCap Fund had not yet commenced operations and did not have a performance record. The Trustees considered the short and longer-term performance of the limited partnership that would be converted into the MicroCap Fund, as well as DGHM’s composite performance for MicroCap separate accounts. The Trustees noted that the limited partnership’s performance for each of the 1-year, 5-year, 10-year and since inception periods ended December 31, 2015, had outperformed each of the Russell 2000® Value Index for the same time periods.

The costs of the services to be provided and profits to be realized by DGHM from the relationship with the MicroCap Fund.
In considering the costs of the services to be provided and profits to be realized by DGHM and its affiliates from the relationship with the MicroCap Fund, the Trustees considered DGHM’s staffing, personnel, and methods of operation; the financial condition of DGHM and the level of commitment to the MicroCap Fund by DGHM and its principals; the expected asset levels of the MicroCap Fund; and the expenses of the MicroCap Fund. The Trustees considered financial statements of DGHM and discussed the financial stability and productivity of the firm. The Trustees considered the profit analysis provided by DGHM with respect to the MicroCap Fund and concluded that the anticipated profits to be derived by DGHM were acceptable. The Trustees considered the expected fees and expenses of the MicroCap Fund and those of DGHM (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Trustees noted that the MicroCap Fund’s proposed management fee would be higher than the category average and median, but that the overall

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited) (Continued)

expected net expense ratio was expected to be less than the category average and median. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to DGHM by the MicroCap Fund was fair and reasonable.

The extent to which economies of scale would be realized as the MicroCap Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the MicroCap Fund’s investors.
In this regard, the Board considered the MicroCap Fund’s fee arrangements with DGHM. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the MicroCap Fund would benefit from the expense limitation arrangement to be put in place for the MicroCap Fund. The Trustees also noted that the MicroCap Fund would benefit from economies of scale under its agreements with some of its service providers other than DGHM. The Trustees also considered DGHM’s fees for separate accounts that are managed in a manner similar to the MicroCap Fund. The Trustees noted that the MicroCap Fund would enjoy a lower fee than DGHM’s separate account clients. The Trustees considered DGHM’s rationale for the differences in fee rates between the MicroCap Fund and DGHM’s separate account clients and determined that rationale to be appropriate. Following further discussion of the MicroCap Fund’s expected asset levels, expectations for growth, and levels of fees, the Board determined that the MicroCap Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement would provide potential savings or protection for the benefit of the MicroCap Fund’s investors.

Possible conflicts of interest and benefits derived by DGHM.
In considering DGHM’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the MicroCap Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the MicroCap Fund and/or DGHM’s other accounts; and the substance and administration of DGHM’s code of ethics. The Trustees also considered benefits that DGHM derives from its relationship with the MicroCap Fund, in addition to its fees. In this regard, the Trustees noted that DGHM receives ancillary benefits such as soft dollars, the ability to market additional products and services to shareholders of the MicroCap Fund and

Supplemental Information World Funds Trust (The “Trust”) August 31, 2016 (unaudited) (Continued)

increased market exposure. Based on the foregoing, the Board determined that DGHM’s standards and practices relating to the identification and mitigation of possible conflicts of interest and the benefits to be derived by DGHM were satisfactory and acceptable.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement.

DGHM FUNDS Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2016, and held for the six months ended August 31, 2016 for All-Cap and SmallCap, and invested at the beginning of the period, June 1, 2016 and July 11, 2016, and held for the period ended August 31, 2016 for MicroCap Institutional Class and MicroCap Investor Class, respectively.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM FUNDS Fund Expenses (unaudited) (Continued)

	Beginning Account Value(A)	Ending Account Value (8/31/16)	Annualized Expense Ratio	Expenses Paid During Period Ended* 8/31/16
All-Cap
Investor Class Actual	$1,000.00	$1,186.50	1.53%	$ 8.65
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.53%	$ 7.78
Institutional Class Actual	$1,000.00	$1,190.20	1.17%	$ 6.57
Institutional Class Hypothetical**	$1,000.00	$1,019.50	1.17%	$ 5.95
Class C Actual	$1,000.00	$1,182.90	2.15%	$12.07
Class C Hypothetical**	$1,000.00	$1,014.50	2.15%	$10.92
SmallCap
Investor Class Actual	$1,000.00	$1,163.70	1.40%	$ 7.64
Investor Class Hypothetical**	$1,000.00	$1,018.00	1.40%	$ 7.12
Institutional Class Actual	$1,000.00	$1,166.00	0.98%	$ 5.35
Institutional Class Hypothetical**	$1,000.00	$1,020.10	0.98%	$ 4.99
MicroCap
Investor Class Actual	$1,000.00	$1,016.30	1.50%	$ 2.11
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 2.11
Institutional Class Actual	$1,000.00	$1,058.00	1.19%	$ 3.09
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$ 3.03

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days for All-Cap Fund and SmallCap Fund, 92 days for MicroCap Fund Institutional Class and 51 days for MicroCap Fund Investor Class in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses
(A)	3/1/16 for All-Cap and Small Cap, 6/1/16 for MicroCap Institutional Class and 7/11/16 for MicroCap Investor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM All-Cap Value Fund, the DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-776-5459.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investments in the Funds are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-673-0550.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. Copies of the prospectus are available by calling Commonwealth Fund Services at 1-800-653-2839. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, (“DGHM”) the investment advisor to the Funds. DGHM waived or reimbursed part of the DGHM All-Cap Value Fund’s, DGHM V2000 SmallCap Value Fund’s and DGHM MicroCap Value Fund’s total expenses. Had DGHM not waived or reimbursed expenses of the Funds, the Funds’ performances would have been lower.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2016.

For more information on your DGHM All-Cap Value Fund, your DGHM V2000 SmallCap Value Fund or your DGHM MicroCap Value Fund, see our website at www.dghm.com or call Commonwealth Fund Services, Inc. toll-free at 1-800-653-2839.

Investment Advisor:
Dalton, Greiner, Hartman, Maher & Co., LLC 565 Fifth Avenue, Suite 2101 New York, New York 10017-2413

Distributor:
First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, Ohio 44115

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group™ 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235 (800) 673-0550 (Toll Free)

ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: November 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: November 8, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: November 8, 2016

* Print the name and title of each signing officer under his or her signature.